TAX SITUATION - Schedule of Reconciliation of the Statutory Income Tax Rate to the Effective Tax Rate (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
TAX SITUATION [Abstract]
Theoretical tax and income tax rate in Peru	S/ (2,914,200)	S/ (2,307,300)	S/ (2,040,900)
Theoretical tax and income tax rate in Peru	(29.50%)	(29.50%)	(29.50%)
Decrease (Increase) in the statutory tax rate due to [Abstract]
Decrease (Increase) due to the profit of subsidiaries not domiciled in Peru	S/ (15,700)	S/ (77,200)	S/ 52,800
Provision tax on dividends	(215,900)	(146,700)	(235,700)
Non-taxable income, net	280,800	329,900	335,300
Income tax and effective income tax rate	S/ (2,864,899)	S/ (2,201,275)	S/ (1,888,451)
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Decrease (Increase) due to the profit of subsidiaries not domiciled in Peru	(0.16%)	(0.99%)	0.77%
Provision tax on dividends	(2.17%)	(1.88%)	(3.44%)
Non-taxable income, net	2.82%	4.22%	4.59%
Income tax and effective income tax rate	(29.01%)	(28.15%)	(27.58%)